SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS IN 2022
Announced sale of Russia operations
On November 24, 2022, VEON entered into an agreement to sell VEON’s Russian operations to certain senior members of the management team of PJSC VimpelCom (“VimpelCom”), led by its current CEO, Aleksander Torbakhov. Under the agreement, VEON will receive consideration of RUB 130 billion (approximately US$1,900). The SPA contains provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction is subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (United States, United Kingdom, European Union, and Bermuda) for the proposed structure of the sale. As of July 24, 2023, Russian regulatory approvals have been obtained as well as the OFAC license and required authorizations from the United Kingdom and Bermudan authorities. The remaining closing conditions to be satisfied include any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. The remaining closing conditions to be satisfied are any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. The transaction is expected to be completed in 2023.
As a result of the expected disposal, VEON has classified its Russian operations as held-for-sale and discontinued operations upon the signing of the agreement on November 24, 2022. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of the assets of its Russian operations. The results for Russian operations in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 have been presented separately. For further details of the transaction, refer to Note 10.
Sale of Algeria operations
On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction was completed on August 5, 2022 for a sales price of US$682 in cash. For further details of the transaction, refer to Note 10.

Sale of Georgia operations

On March 31, 2022, VEON Georgia Holdings B.V. entered into a non-binding share purchase agreement with Miren Invest LLC ("Miren"), VEON's former local partner, for the sale of VEON Georgia LLC ("VEON Georgia"), our operating company in Georgia, for a sales price of US$45 in cash, subject to VEON corporate approvals and regulatory approvals. The required approvals were subsequently obtained and the sale was completed on June 8, 2022.

On June 8, 2022, upon completion of the sale to Miren, control of VEON Georgia was transferred to Miren and VEON recognized a US$88 gain on disposal of VEON Georgia, which includes the recycling of currency translation reserve in the amount of US$78.

Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the ongoing conflict in Ukraine as well as macroeconomic conditions in Pakistan and Bangladesh, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in 2022, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$480 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.
SIGNIFICANT TRANSACTIONS IN 2021 AND 2020
Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets
On September 5, 2021, the Company and VEON Holdings B.V., a subsidiary of the Company, signed an agreement for the sale of its direct subsidiary, NTC, with Service Telecom Group of Companies LLC, ST, for RUB 70,650 (US$945). The transaction was subject to regulatory approvals which were obtained on November 12, 2021, and consummation of other certain closing conditions which were completed on December 1, 2021. Under the terms of the deal, Russia, an operating segment of the Company, entered into a long-term lease agreement with NTC under which Russia will lease space upon NTC's portfolio of 15,400 towers for a period of 8 years, with up to ten optional renewal periods of 8 years each. Under the same agreement, an additional 5,000 towers are committed to be leased. The lease agreement was signed on October 15, 2021.

On September 5, 2021, the Company classified NTC as a disposal group held-for-sale, including goodwill allocated of US$215 to NTC from Russia based on its relative fair values as NTC is a subset of the Russia CGU. Following the classification as disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of NTC assets.
On December 1, 2021, upon completion of the sale agreement with ST, control of NTC was transferred to ST. As a result of applying sale and leaseback accounting principles to the lease agreement under the terms of the deal, the Company recognized a gain on sale of subsidiary of US$101 (refer to Note 10 for further discussion) and Russia recognized right-of-use assets of US$101 representing the proportional fair value of assets retained with respect to book value of assets sold and lease liabilities of US$718 based on an 8 year lease term, which are at market rates, as well as a proportionate amount of goodwill, with respect to the portion of cash generating assets retained through the lease, of US$168. A portion of goodwill was also retained within Russia as assets held-for-sale for future sites to be sold under the agreement.

The following table shows the assets and liabilities disposed of relating to NTC on December 1, 2021:

2021
Property and equipment	264
Goodwill	222
Other current assets	24
Total assets disposed	510

Non-current liabilities	127
Current liabilities	23
Total liabilities disposed	150

Lease commitments for the additional 5,000 towers to be leased in the duration of the lease term at December 31, 2021 are US$263. For further details on the total commitments at December 31, 2021, refer to Note 12.

VEON subsidiary Banglalink successfully acquires 9.4MHz in spectrum auction
In March 2021, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired 4.4MHz spectrum in the 1800MHz band and 5MHz spectrum in 2100MHz band following successful bids at an auction held by the Bangladesh Telecommunication Regulatory Commission (BTRC). The newly acquired spectrum will see Banglalink increase its total spectrum holding from 30.6MHz to 40MHz. Banglalink total investment will amount to BDT 10 billion (US$115) to purchase the spectrum.

VEON completes the acquisition of majority shareholding in OTM

In June 2021, VEON successfully acquired a majority stake of 67% in OTM (a technology platform for the automation and planning of online advertising purchases in Russia) for US$16.

PMCL Warid License Capitalization

The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$40 per MHz for 900 MHz spectrum and US$30 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding applicable taxes of approximately 13%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order. As a result, PMCL deposited US$326 including the initial 50% payment of license as well as subsequent installments in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal.

On July 19, 2021, Islamabad High Court dismissed Jazz's appeal. Based on the dismissal of appeal by the court, subsequent legal opinion obtained and acceptance of the total license price, the license was recognized amounting US$384, net of service cost liability of US$65. Consequently, the security deposit balance of US$326 was also adjusted. Subsequently, on October 18, 2021 PMCL and PTA signed the license document.
Sale of Armenian operations
In October 2020, VEON concluded an agreement for the sale of its operating subsidiary in Armenia, to Team LLC for a consideration of US$51. Accordingly, the net carrying value of assets amounting US$33 was derecognized along with reclassification of cumulative foreign currency translation reserve of US$96 to profit and loss, resulting in the net loss of US$78.
GTH restructuring
In 2020, VEON continued the restructuring of Global Telecom Holding S.A.E. (“GTH”) which commenced in 2019 (see further details below), with the intragroup transfer of Mobilink Bank and GTH Finance B.V. completed in March and April 2020, respectively. As the operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, there was no material impact on these consolidated financial statements stemming from these intragroup transfers. The intragroup transfer for Djezzy is continuing.
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the coronavirus outbreak, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in 2020, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$623 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.